Asset Retirement Obligation (Change in ARO) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in ARO
Balance, January 1	$ 205	$ 172
Additions	0	25
Liabilities settled	(25)	(2)
Accretion included in depreciation expense	7	6
Other	3	(1)
Change in foreign exchange rate	(5)	5
Balance, December 31	$ 185	$ 205